Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of (Loss) income before provision for income taxes is attributable to the geographic locations

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cayman	(2,479)	(74)	13,620
Hong Kong SAR	(134)	7,042	(2,490)
BVI	(1)	(18)	(2)
PRC, excluding Hong Kong SAR	5,629	101,509	(517,749)
	3,015	108,459	(506,621)

Schedule of components of income tax expense

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense	3,277	6,540	2,588
Deferred income tax (benefit)	(911)	(2,107)	1,178
	2,366	4,433	3,766

Schedule of reconciliation of actual income tax expense reported in the Consolidated Statements of Comprehensive Income (Loss) and amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income/(loss) before tax	3,015	108,459	(506,621)
Income tax computed at PRC statutory tax rate	754	27,115	(126,655)
Tax rate differential not subject to PRC income tax	631	(576)	(3,193)
Non-deductible expense	4,147	2,245	151,990
Effect of preferential tax rate (Note*)	(3,102)	(5,153)	47,979
Change in valuation allowance	3,348	(8,651)	(56,920)
Additional deduction for research and development expenses	(3,412)	(8,732)	(9,700)
Tax-exempted income	—	(2,306)	(1,440)
Late payment surcharge on uncertain tax position	—	544	1,321
Other	—	(53)	384
	2,366	4,433	3,766

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Note* Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2019 if all the criteria for HNTE status could be satisfied in the relevant year. Please refer to Note 13 – a) PRC section for details. Shenzhen Fangdd will renew the HNTE  status in 2020 and believes that it will obtain the HNTE status for an additional period of 3 years from 2020 to 2022.

Schedule of tax effects of temporary differences that give rise to the deferred income tax assets and liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Net operating loss carry forward	142,793	71,588
Allowance for doubtful accounts	17,208	27,229
Payroll and accrued expenses	2,148	2,898
Deductible advertisement expenses	158	94
Long-term equity investment impairment	—	2,400
Total deferred tax assets	162,307	104,209
Less: Valuation allowance	(153,840)	(96,920)
Deferred tax assets	8,467	7,289

Schedule of movements of the valuation allowance

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	(159,143)	(162,491)	(153,840)
Changes of valuation allowances	(3,348)	8,651	56,920
Balance at the end of the year	(162,491)	(153,840)	(96,920)

Schedule of reconciliation of the beginning and ending amount of total unrecognized tax benefits

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Beginning balance	(812)	(3,697)	(12,646)
(Additions)/deduction	(2,885)	(8,949)	736
Ending balance	(3,697)	(12,646)	(11,910)